Derivative Financial Instruments (Schedule of Unrealized Gains or Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss)
Net gain (loss) recognized in income on derivative instruments	$ (40)	$ 28	$ 14
Futures | Net (loss) return on mortgage servicing rights
Derivative Instruments, Gain (Loss)
Net gain (loss) recognized in income on derivative instruments	(1)	0	6
Interest rate swaps | Net (loss) return on mortgage servicing rights
Derivative Instruments, Gain (Loss)
Net gain (loss) recognized in income on derivative instruments	(11)	(5)	(2)
Interest rate swaps | Other noninterest income
Derivative Instruments, Gain (Loss)
Net gain (loss) recognized in income on derivative instruments	2	4	2
Mortgage-backed securities forwards | Net (loss) return on mortgage servicing rights
Derivative Instruments, Gain (Loss)
Net gain (loss) recognized in income on derivative instruments	4	5	1
Rate lock commitments and forward agency and loan sales | Net gain on loan sales
Derivative Instruments, Gain (Loss)
Net gain (loss) recognized in income on derivative instruments	(34)	26	9
Forward commitments | Other noninterest income
Derivative Instruments, Gain (Loss)
Net gain (loss) recognized in income on derivative instruments	$ 0	$ (2)	$ (2)